Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DRSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DIQXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX